Intangible asset (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Intangible Asset
Acquired computer software
RMB’000
Cost
At December 31, 2019, 2020 and 2021	9

Accumulated amortization
At December 31, 2019	2
Amortization	1
At December 31, 2020	3
Amortization	1
At December 31, 2021	4
Carrying amount
At December 31, 2020	6
At December 31, 2021	5